SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue, Major Customer [Line Items]
Total revenues	$ 164,304	$ 144,958	$ 126,380
Israel [Member]
Revenue, Major Customer [Line Items]
Total revenues	29,198	24,006	11,561
Europe [Member]
Revenue, Major Customer [Line Items]
Total revenues	37,409	31,386	29,139
United States [Member]
Revenue, Major Customer [Line Items]
Total revenues	78,606	70,872	64,591
Japan [Member]
Revenue, Major Customer [Line Items]
Total revenues	11,299	11,965	12,661
Other [Member]
Revenue, Major Customer [Line Items]
Total revenues	$ 3,927	$ 6,729	$ 8,428